Annual Fund Operating Expenses	May 01, 2026
Global Luxury Goods Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Global Luxury Goods Fund | Global Luxury Goods Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.75%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.63%
World Precious Minerals Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
World Precious Minerals Fund | World Precious Minerals Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.28%)	[5]
Net Expenses (as a percentage of Assets)	1.75%
Global Resources Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Global Resources Fund | Global Resources Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.35%)	[6]
Net Expenses (as a percentage of Assets)	1.75%
Near-Term Tax Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(1.09%)	[7]
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	1.35%

[1]	Expenses have been restated to reflect current fees. The management fee was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the S&P Composite 1500 Index, over a 12-month rolling period (the “performance adjustment”). During a phase out period in effect from April 1, 2024 through April 1, 2025, the management fee was only eligible to be adjusted downward. The performance adjustment ceased entirely on April 1, 2025. Therefore, effective April 1, 2025, the management fee is 1.00% and is no longer subject to a performance adjustment. Expenses will not match to the financial highlights due to the removal of the performance fee.
[2]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the Global Luxury Goods Fund on an annualized basis through April 30, 2027. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees.
[3]	Expenses have been restated to reflect current fees. The management fee was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the FTSE Gold Mines Index, over a 12-month rolling period (the “performance adjustment”). During a phase out period in effect from April 1, 2024 through April 1, 2025, the management fee was only eligible to be adjusted downward. The performance adjustment ceased entirely on April 1, 2025. Therefore, effective April 1, 2025, the management fee is 0.90% and is no longer subject to a performance adjustment. Expenses will not match to the financial highlights due to the removal of the performance fee.
[4]	Expenses have been restated to reflect current fees. The management fee was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the NYSE Arca Gold Miners Index, over a 12-month rolling period (the “performance adjustment”). During a phase out period in effect from April 1, 2024 through April 1, 2025, the management fee was only eligible to be adjusted downward. The performance adjustment ceased entirely on April 1, 2025. Therefore, effective April 1, 2025, the management fee is 1.00% and is no longer subject to a performance adjustment. Expenses will not match to the financial highlights due to the removal of the performance fee.
[5]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the World Precious Minerals Fund on an annualized basis through April 30, 2027 (the “Expense Cap”). The Expense Cap may not be changed or terminated during this period without approval of the fund’s Board of Trustees.
[6]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the Global Resources Fund on an annualized basis through April 30, 2027 (the “Expense Cap”). The Expense Cap may not be changed or terminated during this period without approval of the fund’s Board of Trustees.
[7]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through April 30, 2027. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees.